Note 18 - Commitments and Contingencies (Details Textual)		1 Months Ended	12 Months Ended
	Jun. 21, 2021 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 22, 2023 shares	May 29, 2020 USD ($)	Nov. 01, 2019 USD ($)	Feb. 28, 2015
Fixed Payment Arrangements			$ 8,337,000	$ 10,420,000
Sabby Volatility Warrant Master Fund Ltd. [Member] | Sabby Litigation [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares						312,908
Sabby Volatility Warrant Master Fund Ltd. [Member] | Sabby Litigation [Member] | Sabby Litigation Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares						575,000
Walleye Opportunities Master Fund Ltd. [Member] | Sabby Litigation [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares						54,146
Walleye Opportunities Master Fund Ltd. [Member] | Sabby Litigation [Member] | Sabby Litigation Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares						100,000
Office Space in Berwyn, Pennsylvania [Member]
Lessee, Operating Lease, Renewal Term (Year)			5 years
Operating Lease, Undiscounted Minimum Monthly Payment			$ 13,000	$ 13,000
Principal Office Denver Colorado [Member]
Lessee, Operating Lease, Renewal Term (Year)					5 years
Operating Lease, Undiscounted Minimum Monthly Payment					$ 15,500
Lessee, Operating Lease, Term of Contract (Year)					5 years 6 months				5 years 6 months
Tris Karbinal Agreement [Member]
Supply and Distribution Commitment, Period (Year)			20 years
Supply and Distribution Commitment, Royalty, Percentage of Net Sales			23.50%
Supply and Distribution Agreement, Minimum Sales Per Year			70,000
Supply and Distribution Agreement, Royalty Make Whole Payment Under Annual Minimum Sales Commitment, Per Unit			$ 30
Supply and Distribution Agreement, Maximum Milestone Obligations			3,000,000
Supply and Distribution Agreement, First Milestone, Minimum Net Revenues			40,000,000
Tris Karbinal Agreement [Member] | Other Current Liabilities [Member]
Fixed Payment Arrangements			1,900,000
Tris Karbinal Agreement [Member] | Other Noncurrent Liabilities [Member]
Fixed Payment Arrangements			200,000
Tris Karbinal Agreement [Member] | Maximum [Member]
Supply and Distribution Agreement, Royalty Make Whole Payment Under Annual Minimum Sales Commitment, Per Unit			2,100
Fixed Payment Arrangement Assumed from Cerecor Inc. [Member]
Fixed Payment Arrangements, Periodic Payment Obligations, Number								2
Fixed Payment Arrangements	$ 3,000,000
Fixed Payment Arrangement, Quarterly Payments	500,000
Fixed Payment Arrangement One Assumed from Cerecor Inc. [Member]
Fixed Payment Arrangements, Monthly Payment Amount								$ 100,000
Fixed Payment Arrangements, Balloon Payment Amount							$ 15,000,000	$ 15,000,000
Fixed Payment Arrangement Two Assumed from Cerecor Inc. [Member]
Fixed Payment Arrangements, Monthly Payment Amount			$ 100,000
Fixed Payment Arrangements, Payment Amount, Paid	$ 2,800,000	$ 200,000